Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.	COMMITMENTS AND CONTINGENCIES

OPERATING LEASE

Total rent expense for the six months ended June 30, 2016 and 2015 was $170,991 and $229,244, respectively.

PATENT LICENSE AGREEMENT

On March 11, 2016, the Company (the “Licensee”), the Executive Chairman of the Board and Balance Holdings, LLC (an entity controlled by the Executive Chairman) (collectively, the “Licensor”) entered into an agreement related to a patent license agreement, dated March 29, 2012. The parties acknowledge that the Licensee has paid a total of $8,525 in registration and legal fees for the U.S. Provisional Patent Application No. 61529016 (the “Patent Application”) to date. Effective March 11, 2016, the patent license agreement, solely with respect to the Patent Application and the parties’ rights and obligations thereto, was terminated. The Executive Chairman of the Board agreed to be solely responsible for all future costs and fees associated with the prosecution of the patent application. In the event the Patent Application is successful, the Executive Chairman of the Board shall grant a credit to the Licensee in the amount of $8,525 to be applied against any outstanding amount(s) owed to him. If the Licensee does not have any outstanding payment obligations to the Executive Chairman of the Board at the time the Patent Application is approved, the Executive Chairman of the Board shall remit the $8,525 to the Licensee within twenty (20) days of the approval. The parties agreed to a mutual release of any claims associated with the patent license agreement.

LITIGATION AND DISPUTES

On July 28, 2015, a Notice of Arbitration was received stating ITT Cannon has a dispute with Blink for the manufacturing and purchase of 6,500 charging cables by Blink, who has not taken delivery or made payment on the contract price of $737,425. ITT Cannon also seeks to be paid the cost of attorney’s fees as well as punitive damages. The parties have agreed on a single arbitrator and are working to schedule the arbitration. The Company contends that the product was not in accordance with the specifications in the purchase order and, as such, believes the claim is without merit. The parties have agreed on a single arbitrator and are working to schedule the arbitration while simultaneously pursuing settlement options.

On April 8, 2016, Douglas Stein filed a Petition for Fee Arbitration with the State Bar of Georgia against the Company for breach of contract for failure to pay invoices in the amount of $178,893 for legal work provided. The invoices have been accrued for in the periods in which the services were provided. The Company has responded to the claim and is simultaneously pursuing settlement options.

On May 18, 2016, the Company was served with a complaint from Solomon Edwards Group, LLC for breach of written agreement and unjust enrichment for failure to pay invoices in the amount of $172,645 for services provided, plus interest and costs. The invoices have been accrued for in the periods in which the services were provided.

From time to time, the Company is a defendant or plaintiff in various legal actions that arise in the normal course of business.

350 GREEN, LLC

There have been five lawsuits filed against 350 Green by creditors of 350 Green regarding unpaid claims. These lawsuits relate solely to alleged pre-acquisition unpaid debts of 350 Green. Also, there are other unpaid creditors, aside from those noted above, that claim to be owed certain amounts for pre-acquisition work done on behalf of 350 Green solely, that potentially could file lawsuits at some point in the future.

On August 7, 2014, 350 Green received a copy of a complaint filed by Sheetz, a former vendor of 350 Green alleging breach of contract and unjust enrichment of $112,500. The complaint names 350 Green, 350 Holdings LLC and CCGI in separate breach of contract counts and names all three entities together in an unjust enrichment claim. CCGI and 350 Holdings will seek to be dismissed from the litigation, because, as the complaint is currently plead, there is no legal basis to hold CCGI or 350 Green liable for a contract to which they are not parties. The parties held a mediation conference on May 15, 2015, but no settlement was reached. The parties continue to negotiate a settlement.

On September 9, 2015, the United States Court of Appeals for the Seventh Circuit of Chicago, Illinois affirmed the ruling of the United States District Court for the Northern District of Illinois in the matter of JNS Power & Control Systems, Inc. v. 350 Green, LLC in favor of JNS, which affirmed the sale of certain assets by 350 Green to JNS and the assumption of certain 350 Green liabilities by JNS. On April 7, 2016, JNS amended the complaint to add CCGI alleging an unspecified amount of lost revenues from the chargers, among other matters, caused by the defendants. Plaintiff also seeks indemnity for its unspecified costs in connection with enforcing the Asset Purchase Agreement in courts in New York and Chicago. CCGI has filed a motion to dismiss and the parties have concurrently agreed to attend a settlement conference on August 18, 2016.

OTHER MATTER

On May 12, 2016, the SEC filed a complaint with the United States District Court in the Central District of California wherein the SEC alleges that an attorney who previously served as securities counsel to the Company was involved in a fraudulent scheme to create and sell seven (7) public “shell” companies. The SEC’s complaint indicates that one of the shell companies, New Image Concepts, Inc. (“NIC”) was the subject of the Company’s December 7, 2009 reverse merger, wherein following the merger, NIC was renamed Car Charging Group, Inc. The Company is not named as a defendant in the SEC’s complaint and, based on internal review and discussions, there were and are no continuing affiliations between any employees, directors, or investors of the pre-merger shell company and the Company. The Company has determined that no current or past employees of the Company were involved with the former shell company and it does not expect any additional actions to be necessary with respect to this matter.

17.	COMMITMENTS AND CONTINGENCIES

OPERATING LEASE

The Company’s corporate headquarters is located in Miami Beach, Florida. The Company currently leases space located at 1691 Michigan Avenue, Suite 601, Miami Beach Florida 33139. The lease was for a term of 39 months beginning on March 1, 2012 and ended May 31, 2015. Monthly lease payments were approximately $12,000 for a total of approximately $468,000 for the total term of the lease. The lease had been extended through August 1, 2015 at a cost of $13,928 per month. On July 31, 2015, the lease was further amended such that the amended lease term begins on August 1, 2015 and ends on September 30, 2018. Monthly lease payments are approximately $20,000 for a total of approximately $755,000 for the total term of the lease. Additionally, the Company had a three-year lease for an office in San Jose, California beginning on April 1, 2012 and ended April 30, 2015 with monthly lease payments of approximately $2,500 for a total of approximately $92,000 for the total term of the lease. The lease was extended to April 30, 2016 at a monthly rental cost of $3,009. The Company also has a five year sublease for office and warehouse space in Phoenix, Arizona beginning December 1, 2013 and ending November 30, 2018.

Our minimum future aggregate minimum lease payments for these leases based on their initial terms as of December 31, 2015 are:

For the Year Ending December 31,	Amount
2016	$314,486
2017	312,291
2018	258,312
Total	$885,089

Total rent expense for the year ended December 31, 2015 and 2014 was $472,744 and $408,649, respectively, and is recorded in other operating expenses.

EMPLOYMENT AGREEMENTS

On December 23, 2014, in connection with the closing and as a condition to the closing of the securities purchase agreement, the Company entered into an amended and restated employment agreement with its then Chief Executive Officer, Michael D. Farkas. The amendment provides that Mr. Farkas shall have a salary of Forty Thousand Dollars ($40,000) per month. However, for such time as any of the Aggregate Subscription Amount is still held in escrow, Mr. Farkas shall receive Twenty Thousand Dollars ($20,000) in cash and the remaining amount of his compensation: (i) shall be deferred; and (ii) must be determined by the compensation committee of the Board to be fair and equitable. Additionally, beginning on the date that the Aggregate Subscription Amount is released from escrow and continuing for so long as the Series C Convertible Preferred Stock remains issued and outstanding, Mr. Farkas’ salary shall only be paid in cash if doing so would not put the Company in a negative operating cash flow position.

On March 24, 2015, the Company entered into an employment agreement with Mr. Ira Feintuch to serve as the Company’s Chief Operating Officer for an initial three year term renewable annually unless written notice is provided 60 days prior to the renewal term. In consideration thereof, Mr. Feintuch is to receive an annual salary of $250,000 and shall participate in all benefit programs of the Company. In addition, Mr. Feintuch will receive 1,000,000 shares of Series A Convertible Preferred Stock, 1,500 shares of Series C Convertible Preferred Stock and 1,500,000 shares of common stock. The stock awards are payable 50% upon the signing of the employment agreement and 50% upon the one year anniversary of the employment agreement. The total fair value of the stock awards was $1,750,000, of which $875,000 was recognized immediately upon issuance and the remaining $875,000 will be recognized over the one year service period. The Company estimated the fair value of the common stock and Series C Convertible Preferred Stock based on observed prices of sales and/or exchanges of identical securities within the last six months. The Company estimated the fair value of the Series A Convertible Preferred Stock based on observed prices of sales and/or exchanges of similar securities within the last six months. In addition, options to purchase an aggregate of 1,495,665 shares of common stock held by Mr. Feintuch with exercise prices ranging from $1.00 to $1.46 per share had their expiration dates extended to March 24, 2018, such that the value of modified options on the modification date was an aggregate of $192,147, which was $47,536 higher than the value of the original options on the modification date. As a result, the Company recorded option modification expense of $47,536 during the year ended December 31, 2015.

Effective July 24, 2015, the Company amended its employment agreement with Mr. Michael D. Farkas, such that Mr. Farkas was appointed the Company’s Chief Visionary Officer and shall no longer serve as the Company’s Chief Executive Officer. Mr. Farkas will continue to serve as the Company’s Executive Chairman of the Board of Directors. The employment agreement had a four month term. The amended employment agreement specified the following: (i) in the event of a sale of the Company within one year of July 24, 2015, Mr. Farkas shall be entitled to receive an incentive payment equal to 1% of the gross sale price; (ii) in satisfaction of amounts previously owed to Mr. Farkas, the Company is to issue 4,444 shares of Series C Convertible Preferred stock valued at $400,000 (of which, as of December 31, 2015, 4,000 shares had been issued by the Company and the value of the remaining 444 shares is included within accrued expenses on the consolidated balance sheet); and (iii) all outstanding options and warrants shall vest immediately.

 On July 29, 2015 (the “Effective Date”), the Company entered into an employment agreement with Mr. Michael J. Calise to serve as the Company’s Chief Executive Officer, pursuant to which Mr. Calise will be compensated at the rate of $275,000 per annum. In addition, Mr. Calise will be entitled to receive (1) 3,584,400 options with an exercise price of $0.70 per share, (2) 1,588,016 options with an exercise price of $1.00 per share, (3) 26,422 options with an exercise price of $1.50 per share, (4) 287,970 options with an exercise price of $2.00 per share and (5) 1,500 options with an exercise price of $3.00 per share. The option quantities were derived from a percentage of the total options and warrants outstanding on the Effective Date (the “Underlying Instruments”) and can be adjusted downward on a pro rata basis as a result of an expiration or amendment of the Underlying Instruments. Each of the options shall vest and become exercisable at the rate of 25% of the total number of shares on the twelve (12) month anniversary of the Effective Date and 1/16 of the total number of shares each quarter thereafter on each quarterly anniversary of the Effective Date, however, no option shall be exercisable prior to the exercise of the Underlying Instruments. The options shall have a four (4) year term from each of the respective vesting dates. The option grant requires stockholder approval of an increase in the number of shares authorized to be issued pursuant to the Company’s equity incentive plan. Pursuant to ASC 718, the options are not deemed to be granted until stockholder approval is obtained. As of December 31, 2015, the Company had not obtained stockholder approval and, accordingly, (i) the options are not considered outstanding as of December 31, 2015 and (ii) the Company accrued approximately $55,000 of compensation expense related to the contractual obligation to issue options which is included within accrued expenses as accrued issuable equity on the consolidated balance sheet as of December 31, 2015.

In addition, Mr. Calise will receive a signing bonus consisting of (i) 220,588 shares of the Company’s common stock valued at $75,000 and (ii) a $25,000 cash payment. Within thirty (30) days of Mr. Calise’s acceptance of this position, Mr. Calise and the Board of the Directors will mutually set the Key Performance Indicators (“KPIs”) for Mr. Calise’s annual performance bonus. Mr. Calise will be initially eligible to receive an annual performance bonus in the amount of $100,000. Any entitled annual performance bonus shall be payable in January after the end of each year, and awarded for meeting the KPIs mutually set by Mr. Calise and the Board for the prior calendar year. Mr. Calise and the Board will meet at the beginning of each calendar year for set the KPIs and the annual bonus amount for that calendar year. Mr. Calise may receive an additional bonus in the form of cash and/or stock, at the discretion of the Board, or pursuant to one or more written plans adopted by the Board. Mr. Calise is entitled to paid time off of 20 days per annum. Upon termination by the Company other than for cause, death, disability, or if Mr. Calise resigns for good reason, Mr. Calise will be entitled to: (i) a lump sum payment equal to nine (9) months of salary, then in effect, (ii) a prorated annual performance bonus, (iii) reimbursement of COBRA premiums for a period of (12) months and (iv) (9) months of accelerated vesting with respect to Mr. Calise’s then-outstanding equity awards. In addition to the preceding termination benefits, if Mr. Calise is terminated three months or less prior to, or upon, or within twelve months following a change of control, Mr. Calise will be entitled to accelerated vesting of then-outstanding equity awards ranging from an additional three months up to 100% acceleration of vesting.

BUSINESS AGREEMENTS

On April 2, 2015, Nissan North America (“Nissan”) notified the Company of the termination of the joint marketing agreement with the Company as a result of the Company’s material default of the agreement in 2015. As a result, Nissan notified the Company of its intent to repossess the 31 uninstalled fast chargers currently held at a third party facility that had a carrying amount of $462,552 and was included within other assets and deferred revenue on the consolidated balance sheet as of December 31, 2014. The parties reached an agreement on July 23, 2015 that Nissan would take possession of 28 uninstalled fast chargers held at the third party facility, at which time the amount included within other assets and deferred revenue was written off.

On May 19, 2015, the Company entered into an agreement to purchase 15,000 chargers over three years pending: (i) the submission of a purchase order for 15,000 chargers to be delivered in a mutually agreed product delivery forecast, (ii) the payment of an initiation fee, as defined, (iii) sign off on a mutually agreed product schedule and (iv) a three year delivery forecast. The value of the chargers in the aggregate is in the range of $10.3 million to $16.5 million depending on model and ordering quantity of respective model. On June 26, 2015, the Company paid the initiation fee of $83,000 in full.

LITIGATION AND DISPUTES

See Note 18 – Subsequent Events – Litigation and Disputes for additional details.

On November 27, 2013, the Synapse Sustainability Trust (“Synapse”) filed a complaint against the Company and Michael D. Farkas, the Company’s CEO, alleging various causes of action regarding compliance under certain agreements that governed the sale of Synapse’s assets to CCGI in the Supreme Court of the State of New York, County of Onondaga (the “Court”). On or about January 7, 2014, CCGI filed its Answer and Affirmative Defenses. CCGI moved to dismiss Count V, breach of contract, because the Note, as detailed in Note 11- Notes Payable, contains an arbitration clause. Further, Mr. Farkas has moved to dismiss the Complaint for lack of personal jurisdiction. On March 17, 2014, the Court dismissed Mr. Farkas from the action due to a lack of personal jurisdiction and dismissed Plaintiff’s Count V based on the existence of the Arbitration Clause contained in the Note. In the Court’s letter decision issued on March 17, 2014, the Court granted Defendants’ Motion to Dismiss the Complaint/Count V against Michael Farkas, and dismissed Count VI against CCGI. Accordingly, the Court granted Plaintiff’s Contempt Motion in part, and denied it in part, and scheduled a hearing on the contempt issue for May 13, 2014. The hearing was canceled. On March 5, 2015, the parties reached a settlement requiring the Company to pay $10,000 on March 15, 2015 and $5,000 per month for the next eight months with no interest. Until such time as the debt was fully paid by the Company, Synapse retained a security interest of $40,000 in specified chargers. As of December 31, 2015, the Company had repaid the full settlement amount of $50,000.

On July 28, 2015, a Notice of Arbitration was received stating ITT Cannon has a dispute with Blink for the manufacturing and purchase of 6,500 charging cables by Blink, who has not taken delivery or made payment on the contract price of $737,425. ITT Cannon also seeks to be paid the cost of attorney’s fees as well as punitive damages. The parties have agreed on a single arbitrator and are working to schedule the arbitration. The Company contends that the product was not in accordance with the specifications in the purchase order and, as such, believes the claim is without merit. The parties have agreed on a single arbitrator and are working to schedule the arbitration while simultaneously pursuing settlement options.

From time to time, the Company is a defendant or plaintiff in various legal actions that arise in the normal course of business.

350 GREEN, LLC

There have been five lawsuits filed against 350 Green by creditors of 350 Green regarding unpaid claims. These lawsuits relate solely to alleged pre-acquisition unpaid debts of 350 Green. Also, there are other unpaid creditors, aside from those noted above, that claim to be owed certain amounts for pre-acquisition work done on behalf of 350 Green solely, that potentially could file lawsuits at some point in the future.

On August 7, 2014, 350 Green received a copy of a complaint filed by Sheetz, a former vendor of 350 Green alleging breach of contract and unjust enrichment of $112,500. The complaint names 350 Green, 350 Holdings LLC and CCGI in separate breach of contract counts and names all three entities together in an unjust enrichment claim. CCGI and 350 Holdings will seek to be dismissed from the litigation, because, as the complaint is currently plead, there is no legal basis to hold CCGI or 350 Green liable for a contract to which they are not parties. The parties held a mediation conference on May 15, 2015, but no settlement was reached. The parties continue to negotiate a settlement.

On January 20, 2015, the ECOtality Official Committee of Unsecured Creditors (“Committee”) filed a motion to set aside Confirmation Order Pursuant to Bankruptcy Rule 9024 (“Order”) requesting that the Bankruptcy court set aside a prior order confirming a Plan of Reorganization (“Plan”), previously confirmed by the Court on December 31, 2014, to which a wholly-owned subsidiary (“subsidiary”) of the Company was a party, due to the alleged failure by the subsidiary and the Company to perform certain obligations as required by the Order and alleged misrepresentations, non-disclosures and other alleged actions in relation thereto. On February 2, 2015, the Committee then initiated an adversary proceeding in the Bankruptcy Case and filed a complaint against the Company requesting the same relief and reserving all rights and remedies regarding civil causes of action or damages against the defendants. The matter has been resolved between the parties.

On September 9, 2015, the United States Court of Appeals for the Seventh Circuit of Chicago, Illinois affirmed the ruling of the United States District Court for the Northern District of Illinois in the matter of JNS Power & Control Systems, Inc. v. 350 Green, LLC in favor of JNS, which affirmed the sale of certain assets by 350 Green to JNS and the assumption of certain 350 Green liabilities by JNS. On April 7, 2016, JNS amended the complaint to add CCGI alleging an unspecified amount of lost revenues from the chargers, among other matters, caused by the defendants. Plaintiff also seeks indemnity for its unspecified costs in connection with enforcing the Asset Purchase Agreement in courts in New York and Chicago. CCGI has filed a motion to dismiss and the parties have concurrently agreed to attend a settlement conference, the date for which has not yet been confirmed by the Court.